Financial Instruments - Summary of Effects of Hedge Accounting and Interest Rate Swaps (Details) - Subsidiaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Beginning accumulated derivative loss in AOCL		$ (1,917)
Amount of gain (loss) recognized in AOCL		887
Less: Amount of loss reclassified from AOCL to income		(208)
Ending accumulated derivative loss in AOCL		(822)
Interest Rate Swap [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Beginning accumulated derivative loss in AOCL		(887)
Amount of gain (loss) recognized in AOCL		887
Less: Amount of loss reclassified from AOCL to income		0
Ending accumulated derivative loss in AOCL		0
Interest Rate Cap [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Beginning accumulated derivative loss in AOCL	$ (822)	(1,030)
Amount of gain (loss) recognized in AOCL	0	0
Less: Amount of loss reclassified from AOCL to income	(822)	(208)
Ending accumulated derivative loss in AOCL	$ 0	$ (822)